Loans, Net (Details) - Schedule of maturity dates of outstanding loans - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule of Maturity Dates of Outstanding Loans [Abstract]
First year (current maturities)	[1]	$ 164	$ 508
Second year		288
Third year		265
Closing balance		$ 717	$ 508

[1]	As described in Note 6C above, the Company is required to repay each year a minimum amount of $330 with respect to Repayment Amount (principal and interest).